PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
PRINCIPAL ACCOUNTING POLICIES

2. PRINCIPAL ACCOUNTING POLICIES

<1> Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

<2> Reclassification

The Group recorded Internet Protocol TV games (“TV games”) service revenue and overseas licensing revenue amounted to RMB0.5 million and RMB4.7 million for the years ended December 31, 2009 and 2010, respectively. Beginning from January 1, 2011, the Group presents TV games service revenue and overseas licensing revenue, which was previously presented under other revenues, as applicable, under “online game services revenue”. The year-over-year comparison of online game services revenue and other revenues have been reclassified to conform to this presentation.

<3> Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs in which it has a controlling financial interest. The results of its subsidiaries are consolidated from the date on which the Company obtained control and continue to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. However, if the company demonstrates its ability to control the VIEs through its rights to all the residual benefits of the VIEs and its obligation to fund losses of the VIEs then the entity is consolidated. All significant intercompany balances and transactions between the Company, its subsidiaries and VIEs have been eliminated in consolidation.

PRC laws and regulations currently prohibit or restrict foreign ownership of Internet-related business. In September 2009, the General Administration of Press and Publication (“GAPP”) further promulgated the Circular Regarding the Implementation of the Department Reorganization Regulation by State Council and Relevant Interpretation by State Commission Office for Public Sector Reform and the Further Strengthening of the Administration of Pre-approval on Online Games and Approval on Import Online Games (the “GAPP Circular”). It is not clear that the regulatory authority of the GAPP applies to the regulation of ownership structures of online game companies based in the PRC. While the GAPP Circular is applicable to the Group and its business in terms of publication and pre-approval of online games, to date, GAPP has not issued any interpretation of Section 4 of the GAPP Circular to specifically invalidate VIE agreements and, to the Group’s knowledge, has not taken any enforcement action under Section 4 of the GAPP Circular against any of the companies that rely on contractual arrangements with VIEs to operate online games in the PRC. Therefore, the Group believes that its ability to direct the activities of VIEs that most significantly impact their economic performance is not affected by the GAPP Circular.

<4> Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affected the reported amount of the assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported revenues and expenses during the reported periods. Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for doubtful accounts, the valuation of non-marketable equity investments and determination of other-than temporary impairment, revenue recognition, assessment of recoverability of long-lived assets and goodwill impairment, estimated useful life of property, equipment and software and intangible assets, share-based compensation expense, consolidation of VIEs, valuation allowances for deferred tax assets, refund of WoW game points, contingencies and fair value measurements related to business combinations including acquired intangible assets. Such accounting policies are impacted significantly by judgments, assumptions and estimates used in the preparation of our consolidated financial statements, and actual results could differ materially from these estimates.

<5> Foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The Group’s functional currency with the exception of its subsidiaries, Red 5, Red 5 Singapore and The9 Korea, is the RMB. The functional currency of Red 5, Red 5 Singapore and The9 Korea is United States Dollar (“US$”, or “US dollars”), Singapore Dollar and Korean Won, respectively. Assets and liabilities of Red 5, Red 5 Singapore and The9 Korea are translated at the current exchange rates quoted by the People’s Bank of China (the “PBOC”) in effect at the balance sheet dates. Equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period to RMB. Gains and losses resulting from foreign currency translation to reporting currency are recorded in accumulated other comprehensive income (loss) in the consolidated statements of changes in equity for the years presented.

Transactions denominated in currencies other than functional currencies, are translated into functional currencies at the exchange rates prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations and comprehensive income (loss). The aggregate foreign exchange net gain (loss) was RMB1.4 million, RMB(4.5) million and RMB(10.6) million (US$1.7million) for the years ended December 31, 2009, 2010 and 2011, respectively. Monetary assets and liabilities denominated in foreign currencies are translated into functional currencies using the applicable exchange rates at the balance sheet dates. All such exchange gains and losses are included in other income (expense) in the consolidated statements of operations and comprehensive income (loss).

<6> Cash and cash equivalents

Cash and cash equivalents represent cash on hand and highly-liquid investments with an original maturity date of three months or less. At December 31, 2010 and 2011, cash equivalents were comprised primarily of bank deposits. Included in cash and cash equivalents as of December 31, 2010 and 2011 are amounts denominated in US Dollars totaling US$9.2 million and US$16.1 million, respectively.

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China’s foreign exchange trading system market. The Company’s aggregate amount of cash and cash equivalents denominated in RMB amounted to RMB1,354.5 million and RMB959.9 million (US$152.5 million) as of December 31, 2010 and 2011, respectively.

<7> Allowance for doubtful accounts

Accounts receivable mainly consist of receivables from prepaid card distributors and third party game platforms, and are recorded net of allowance for doubtful accounts. The Group determines the allowances for doubtful accounts when facts and circumstances indicate that the receivable is unlikely to be collected. Allowances for doubtful accounts are charged to general and administrative expenses. If the financial condition of the Group’s customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. The Company provided allowance for doubtful accounts of RMB22.2 million in 2009 and there is no change in 2010. In 2011, the Company has written off uncollectable accounts receivable and respective provision of RMB22.2 million and there is no additional provision made.

<8> Prepaid royalties and deferred costs

Royalties paid to the licensors of games are initially recognized as prepaid royalties when paid and subsequently recognized as deferred costs upon the customers’ online registration and activation of their cards or online points. Royalties payable to the licensors or receivable from collection agents upon customers’ charging their accounts are initially recorded as deferred costs upon the customers’ online registration and activation of their cards or online points. Deferred costs are then ultimately recognized as cost of services in the consolidated statements of operations and comprehensive income (loss) based upon the actual consumption of game premium features or usage of the game playing time by the customers or when the likelihood that the Group would provide further services to those customers becomes remote.

<9> Investments in equity investees

Equity investments are comprised of investments in privately held companies. The Group uses the equity method to account for an equity investment over which it has the ability to exert significant influence but does not otherwise control. The Group records equity method investments at the cost of acquisition, plus the Group’s share in undistributed earnings and losses since acquisition. For equity investments over which the Group does not have significant influence or control, the cost method of accounting is used.

The Group assesses its equity investments for impairment on a periodic basis by considering factors including, but not limited to, current economic and market conditions, the operating performance of the investees including current earnings trends, the technological feasibility of the investee’s products and technologies, the general market conditions in the investee’s industry or geographic area, factors related to the investee’s ability to remain in business, such as the investee’s liquidity, debt ratios, and cash burn rate and other company-specific information including recent financing rounds. If it has been determined that the equity investment is less than its related fair value and that this decline is other-than-temporary, the carrying value of the investment is adjusted downward to reflect these declines in value.

<10> Available-for-sale investments

Investments in debt and equity securities are, on initial recognition, classified into the three categories: held-to-maturity securities, trading securities and available-for-sale securities. Debt securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and reported at amortized cost. Debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and reported at fair value, with unrealized gains and losses included in earnings. Debt and equity securities not classified as either held-to-maturity securities or trading securities are classified as available-for-sale securities and reported at fair value, with unrealized gains and losses recognized in accumulated other comprehensive income. As of December 31, 2010 and 2011, the Group did not hold trading securities or held-to-maturity securities.

When there is objective evidence that an available-for-sale investment is impaired, the cumulative losses from declines in fair value that had been recognized directly in other comprehensive income (loss) are removed from equity and recognized in earnings. When the available-for-sale investment is sold, the cumulative fair value adjustments previously recognized in accumulated other comprehensive income are recognized in the current period operating results. When the Group determines that the impairment of an available-for-sale equity security is other-than-temporary, the Group recognizes an impairment loss in earnings equal to the difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made. When other-than-temporary impairment has occurred for an available-for-sale debt security and the Group intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, an impairment loss is recognized in earnings equal to the difference between the investment’s amortized cost basis and its fair value at the balance sheet date. The new cost basis will not be changed for subsequent recoveries in fair value. To determine whether a loss is other-than-temporary, the Group reviews the cause and duration of the impairment, the extent to which fair value is less than cost, the financial condition and near-term prospects of the issuer, and the Group’s intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery of its amortized cost.

<11> Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Leasehold improvements	Respective term of the leases or the estimated useful lives of the leasehold improvements
Computer and equipment	3 to 4 years
Software	5 years
Office furniture and fixtures	3 years
Motor vehicles	5 years
Office buildings	10 to 20 years

<12> Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Group’s business acquisition. Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group completes a two-step goodwill impairment test in December of each year. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

<13> Intangible assets

Intangible assets consist primarily of acquired game licenses and in-process research and development and backlog acquired from business combinations.

Acquired game licenses are amortized on a straight-line basis over the shorter of the useful economic life of the relevant online game or license period, which range from two to seven years. Amortization of acquired game licenses commences upon the commercial launch of the related online game.

The Group recognizes intangible assets acquired through business acquisitions as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. In-process research and development is indefinite lived until completion or abandonment of the associated research and development efforts.

<14> Land use right

Land use right represents operating lease prepayments to the PRC’s land bureau for usage of the parcel of land where the Group’s office building is located. Amortization is calculated using the straight-line method over the estimated land use right period of 44 years.

<15> Impairment of long-lived assets

The Group evaluates its long-lived assets, including finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable or that the useful life is shorter than the Group had originally estimated. The Group assesses the recoverability of the long-lived assets by comparing the carrying amount to the estimated future undiscounted cash flow expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Indefinite-lived intangible assets are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized equal in amount to that excess.

<16>Revenue recognition

Online game services

The Group earns revenue from provision of online game operation services to players on the Group’s game servers and third party platform and overseas licensing of the online game to other operators. The Group recognizes revenues when persuasive evidence of an arrangement exists, services are delivered or performed, our price is fixed or determinable and collectability is reasonably assured.

Online game services to players on the Group’s game servers

The Group sells its prepaid game cards and prepaid online points for its online game products to distributors who in turn ultimately sell them to players. There are two consumption models for the online game services.

1)	Virtual item / service consumption model – online game services except WoW services

Players can access certain games free of charge, but may purchase game points to acquire in-game premium features. The distribution of points to players is typically made by sales of prepaid game cards and prepaid online points. Fees for prepaid game cards and prepaid online points are deferred when received. Revenue is recognized over the estimated life of the premium features or as the premium features are consumed.

For in-game premium features that are immediately consumed, revenue is recognized upon consumption. For premium features with a stated expiration time, which range from one to 90 days, revenue is recognized ratably over the period starting from when the feature is first used to the expiration time. For perpetual features with no predetermined expiration, revenue is recognized ratably over the estimated average lives of the perpetual features, which are typically less than one year. When estimating the average lives of the in-game perpetual features, the Group considers the average period that players typically play the game, other player behavior patterns, and factors including the acceptance and popularity of expansion packs, promotional events launched, and market conditions. Future usage patterns of players may differ from the historical usage patterns on which the virtual item / service consumption revenue recognition model is based. The Group continually monitors the operational statistics and usage patterns.

2)	Time consumption model – WoW services

Both prepaid cards and prepaid online points provide players with a pre-specified length of game playing time within a specified period of time. All prepaid fees received from distributors are initially recognized as advances from customers. Prepaid fees are recognized as deferred revenue upon the players’ online registration and activation of their cards or online points, and then recognized as revenue based upon the actual usage of the game playing time by players or when the likelihood that it would provide further online game service to those players is remote.

First-time game players are required to purchase CD-Key in order to register a unique code for future game playing. The Group determines whether an arrangement with multiple deliverables consists of more than one unit of accounting and whether such arrangement should be allocated among the separate units of accounting. Determining whether an arrangement consists of more than one unit of accounting and how consideration should be allocated among the separate units of accounting require significant judgment, including judgment with regard to whether the delivered item(s) has value to the customer on a stand-alone basis and the fair value of the undelivered item. Different judgments may result in different amounts and timing of revenue recognized. Such CD-Key fees received from distributors are initially recognized as advances from customers. They are amortized over the shorter of one year or WoW’s remaining license period ended on June 7, 2009, starting from the time when the game players activate the CD-Key. CD-Key fees are also recognized as revenues when the likelihood that it would provide further online game service to those customers is remote.

Online game operation services over third party platform

For social games, TV games and certain web games, while they are also adopting the virtual item / service consumption model, these games are launched on the third party game platforms and mobile carriers. Revenue from social and web games operated through third party game platforms are recognized upon consumption of the in-game premium features with the amount net of remittance to the third party game platforms as the Group does not set the pricing of the in-game currency of the third party game platforms. Revenue from TV games operated through telecom carrier is recognized upon consumption of the in-game premium features with the gross amount received by telecom carrier as the Group is the primary obligor of the game operation. The remittance to telecom carrier is recognized as costs of services when incurred.

Overseas licensing revenue

The Group licenses proprietary online games to operators in overseas market and receives license fees and royalty income in connection with their operation of the games. License fee is recognized over the license period upon the commercialization of the game in the overseas market. Royalty income is recognized when earned, provided that collectability is reasonably assured.

Other revenues

Other revenues include those generated from game operating support, website solutions and advertisement and short message services.

Game operating support, website solutions and advertisement

Game operating support, website solutions and advertisement revenue include revenues generated from providing technical support services, including website development and construction, hardware and software support, training, maintenance and advertisements to other customers. These revenues are recognized when delivery of the advertisement has occurred or when services have been rendered and the collection of the related fees is reasonably assured.

Short message services

The Group contracts with various Chinese mobile carriers for the transmission of wireless short messaging services. Revenue is recognized in the period in which services are performed, provided that no significant obligation remains, collection of receivables is reasonably assured and the amount can be accurately estimated.

Sales tax

The Group is subject to sales tax at a rate of 5% and related surcharges on revenues earned for online game, TV games services, short message services, game operating support, website solutions and advertisement. Sales tax and related charges for revenues earned from the sale of online points are recognized as sales tax in the consolidated statements of operations and comprehensive income (loss) and are deducted from gross revenues to arrive at net revenues.

<17>Advances from customers, deferred revenue, and deferred costs

Online points that have been sold but not activated are recognized as advances from customers. Online points that have been activated but for which online game services will be rendered in the future are recognized as deferred revenue. Deferred revenue is recognized as income based upon the actual consumption of in-game premium features or usage of the playing time by players or when the likelihood that the Group would provide further online game service to those customers is remote. Direct service costs, primarily, prepaid royalties, related to deferred revenue and advances from customers are also deferred. Deferred service costs are recognized in the consolidated statements of operations and comprehensive income (loss) in the period in which the related online game’s prepaid fees are recognized as revenue.

The Group licenses proprietary games to operators in other countries and receives license fees and royalty income. License fee received in advance of the commercialization of the game is recorded in advances from operators.

<18>Cost of services

Cost of services consists primarily of online game royalties, payroll, depreciation, maintenance and rental of operation sites, depreciation and amortization of computer equipment and software, production costs for prepaid game cards, intangible assets amortization and other overhead expenses directly attributable to the services provided.

<19>Product development costs

For software development costs, including online games, to be sold or marketed to customers, the Group expenses software development costs incurred prior to reaching technological feasibility. Once a software product has reached technological feasibility, all subsequent software costs for that product are capitalized until that product is released for marketing. After an online game is released, the capitalized product development costs are amortized over the estimated product life. To date, the Group has essentially completed its software development concurrently with the establishment of technological feasibility, and, accordingly, no costs have been capitalized.

For website and internally used software development costs, the Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and software. Costs incurred in the application and infrastructure development phase are capitalized and amortized over the estimated product life. Since the inception of the Group, the amount of costs qualifying for capitalization has been immaterial and, as a result, all website and internally used software development costs have been expensed as incurred.

Product development costs consist primarily of outsourced research and development expenses, payroll, depreciation charge and other overhead expenses for the development of the Group’s proprietary games. Other overhead product development costs include costs incurred by the Group to develop, maintain, monitor, and manage its websites.

<20>Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising and promotional expenses, payroll and other overhead expenses incurred by the Group’s sales and marketing personnel. Advertising expenses in the amount of RMB33.1 million, RMB23.5 million and RMB32.8 million (US$5.2 million) for the years ended December 31, 2009, 2010 and 2011, respectively, were expensed as incurred.

<21>Government grants

Unrestricted government subsidies from local government agencies allowing the Group full discretion to utilize the funds were RMB 57.0 million, RMB23.5 million and RMB1.2 million (US$0.2 million) for the years ended December 31, 2009, 2010 and 2011, respectively, which were recorded in other income in the consolidated statements of operations and comprehensive income (loss).

<22>Share-based compensation

The Group measures the cost of employee services received in exchange for stock-based compensation at the grant date fair value of the share-based awards. The fair value of the share awards were measured using the fair value of shares, while the fair value of the options or equity warrants were measured using the Black-Scholes option pricing model with assumptions made regarding expected term, volatility, risk-free interest rate, and dividend yield.

The expected term represents the period of time that stock-based awards granted are expected to be outstanding. The expected term of stock-based awards granted is determined based on historical data on employee exercise and post-vesting employment termination behavior. Expected volatilities are based on historical volatilities of the Company’s ordinary shares and with consideration of historical volatilities of comparable companies. Risk-free interest rate is based on United States (“US”) government bonds issued with maturity terms similar to the expected term of the stock-based awards.

The Group recognizes compensation expense, net of estimated forfeitures, on all share-based awards on a straight-line basis over the requisite service period, which is generally a one-to-four year vesting period. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future changes in circumstances and facts, if any. If actual forfeitures differ from those estimates, the estimates may need to be revised in subsequent periods. The Group uses historical data to estimate pre-vesting option forfeitures and record stock-based compensation expense only for those awards that are expected to vest.

<23>Leases

Leases for which substantially all of the risks and rewards of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases net of any incentives received by the Group from the leasing company are charged to the consolidated statements of operations and comprehensive income (loss) on a straight-line basis over the lease periods.

<24>Income taxes

Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities. Income taxes are accounted for under the asset and liability method. Deferred taxes are determined based upon differences between the financial reporting and tax bases of assets and liabilities at currently enacted statutory tax rates for the years in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized as income in the period of change. A valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that such deferred tax assets will not be realized. The total income tax provision includes current tax expenses under applicable tax regulations and the change in the balance of deferred tax assets and liabilities.

The Group recognizes the impact of an uncertain income tax position at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. Income tax related interest is classified as interest expenses and penalties as income tax expense.

<25>Noncontrolling interest

A noncontrolling interest in a subsidiary or VIE of the Group represents the portion of the equity (net assets) in the subsidiary or VIE not directly or indirectly attributable to the Group. Noncontrolling interests is presented as a separate component of equity in the consolidated balance sheet and modifies the presentation of net income by requiring earnings and other comprehensive income to be attributed to controlling and noncontrolling interest.

<26>Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net income (loss) attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings (loss) per share is calculated by dividing net income attributable to the holders of ordinary shares as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period. Ordinary share equivalents of stock options and warrants are calculated using the treasury stock method. However, ordinary share equivalents are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded.

<27>Segment reporting

The Group has one operating segment whose business is developing and operating online games and related services. The Group’s chief operating decision maker is the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. As the Group primarily generates all its revenues from customers in the PRC and almost all the Group’s long lived assets are located in the PRC, no geographical segments are presented.

<28>Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity of the Group during a period from transactions and other events and circumstances excluding those resulting from investments by owners and distributions to owners. Comprehensive income (loss) includes such items as net income (loss), foreign currency translation adjustments and unrealized gain (loss) on available-for-sale investments.

<29> Certain risks and concentration

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and prepayments and other current assets. As of December 31, 2010 and 2011, substantially all of the Group’s cash and cash equivalents were held by major financial institutions, which management believes are of high credit worthiness.

For the year ended December 31, 2009, total revenue contributed by WoW was RMB710.3 million, including online game services and WoW-related produce sales, which represented approximately 88% of the Group’s total revenues.

Due to the limited availability of online payment systems in China, a substantial portion of the Group’s sales are carried out via a distribution network composed of third-party distributors. The Group sells in-game items and game playing time primarily through sales of prepaid cards and prepaid online points to its players via Beijing Huiyuan Net Technology Co., Ltd., a national online distributor. Accounts receivable from this national online distributor represent 56% and 9% of the Group’s total accounts receivable as of December 31, 2010 and 2011, respectively.

<30>Acquisitions

The Group measures the consideration it transfers at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred, liabilities incurred to former owners of the acquiree, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets acquired and liabilities assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interest. Contingent consideration is measured at fair value and recorded as a liability. The excess of (i) the total cost of acquisition, fair value of the noncontrolling interests and acquisition-date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statement of operations.

<31>Fair value measurements

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. The fair value measurement guidance provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.

Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3 inputs include unobservable inputs to the valuation methodology that reflect management’s assumptions about the assumptions that market participants would use in pricing the asset. The management develops these inputs based on the best information available, including their own data.

<32>Financial instruments

Financial instruments consist of cash and cash equivalents, accounts receivable, advances to suppliers, prepayments and other current assets, prepaid royalties, accounts payable, advances from customers and long-term accounts payable. The carrying value of the Group’s cash and cash equivalents, accounts receivable, accounts payable, and other short term financial instruments approximate their market values due to the short-term nature of these instruments. The carrying value of long term accounts payable approximates its fair value as the impact to discount the long term payable with interest rate is insignificant. The Group does not use derivative instruments to manage risks.

<33>Recent accounting pronouncements

In May, 2011, the Financial Accounting Standards Board (FASB) issued ASU 2011-04, which expands ASC 820’s existing disclosure requirements for fair value measurements and makes other amendments. These amendments in this update generally represent clarifications of ASC 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This update results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP. The amendments in this update are to be applied prospectively. The amendments are effective for the Group during interim and annual periods beginning after December 15, 2011. The adoption of this ASU is not expected to have a significant effect on the Group’s consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income” (Topic 220) to amend requirements relating to the presentation of comprehensive income. The update eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity and provides an entity with the option to present total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance, which is to be applied retrospectively, is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Also, in December 2011, the FASB issued ASU 2011-12 to abrogate the requirement for presentation in the income statement of the effect on net income of reclassification adjustments out of accumulated other comprehensive income as required in ASU 2011-05. The adoption of these ASUs are not expected to have a significant effect on the Group’s consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment” (ASU 2011-08). Under the revised guidance, entities testing for goodwill impairment have an option of performing a qualitative assessment before calculating the fair value for the reporting unit, i.e., Step 1 of the goodwill impairment test. If an entity determines, on a basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the first step of the two-step impairment test would be required. If it is not more likely than not that the fair value of the reporting unit is less than the carrying value, then goodwill is not considered to be impaired. ASU 2011-08 does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill at least annually for impairment. This ASU is effective for interim and annual periods beginning after December 15, 2011 with early adoption permitted. The adoption of this ASU is not expected to have a significant effect on the Group’s consolidated financial statements.

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The adoption of this ASU is not expected to have a significant effect on the Group’s consolidated financial statements.